Accumulated Balances of Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ 40,343
Foreign currency translation adjustment	(76)	$ (78)	$ (129)
Unrealized holding gain arising during period	(1,700)	(865)	(1,453)
Reclassification adjustment for loss included in net income			(76)
Ending balance	37,045	40,343
Foreign currency items
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(22,264)	(22,087)	(21,943)
Foreign currency translation adjustment	(4)	(177)	(144)
Ending balance	(22,268)	(22,264)	(22,087)
Unrealized gain (loss) on securities
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(2,048)	(1,282)	232
Foreign currency translation adjustment	(72)	99	15
Unrealized holding gain arising during period	(1,700)	(865)	(1,453)
Reclassification adjustment for loss included in net income			(76)
Ending balance	(3,820)	(2,048)	(1,282)
Pension and post retirement benefit plans
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	29	(15)	(4)
Pension and post retirement benefit adjustment	32	44	(11)
Ending balance	61	29	(15)
Accumulated other comprehensive loss
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(24,283)	(23,384)	(21,715)
Foreign currency translation adjustment	(76)	(78)	(129)
Pension and post retirement benefit adjustment	32	44	(11)
Unrealized holding gain arising during period	(1,700)	(865)	(1,453)
Reclassification adjustment for loss included in net income			(76)
Ending balance	$ (26,027)	$ (24,283)	$ (23,384)